Hybrid Bonds (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Hybrid Bonds

(a) Hybrid bonds classified as equity as of December 31, 2017 and 2018 are as follows:

	Date of issue	Date of maturity	Interest rate (%)	2017		2018
	(in millions of Won)
Hybrid bond 1-1 (*1)	—	—	—	￦	800,000	—
Hybrid bond 1-2 (*2)	2013-06-13	2043-06-13	4.60		200,000	200,000
Issuance cost					(3,081)	(616)

				￦	996,919	199,384

(*1)	During the year ended December 31, 2018, the Company exercised the call option of the Hybrid bond.

(*2)	Details of issuance of hybrid bonds as of December 31, 2018 are as follows:

Hybrid bond 1-2
Maturity date	30 years (POSCO has a right to extend the maturity date)

Interest rate	Issue date ~ 2023-06-12 : 4.60%
Reset every 10 years as follows;
· After 10 years : return on government bond (10 years) + 1.40%
· After 10 years : additionally +0.25% according to Step-up clauses
· After 30 years : additionally +0.75%

Interest payments condition	Quarterly (Optional deferral of interest payment is available to POSCO)

Others	POSCO can call the hybrid bond at year 10 and interest payment date afterwards

POSCO ENERGY CO., LTD. [member]
Statement [LineItems]
Summary of Hybrid Bonds

(b) POSCO ENERGY CO., LTD., a subsidiary of the Company, issued hybrid bonds, which are classified as non-controlling interests in the consolidated financial statements. Hybrid bonds as of December 31, 2017 and 2018 are as follows:

	Date of issue	Date of maturity	Interest rate (%)	2017		2018
	(in millions of Won)
Hybrid bond 1-1 (*1)	—	—	—	￦	165,000	—
Hybrid bond 1-2 (*1)	—	—	—		165,000	—
Hybrid bond 1-3 (*1)	—	—	—		30,000	—
Hybrid bond 1-4 (*2)	2013-08-29	2043-08-29	5.21		140,000	140,000
Issuance cost					(1,532)	(429)

				￦	498,468	139,571

(*1)	During the year ended December 31, 2018, the Company exercised the call option for the Hybrid bond.

(*2)	Details of issuance of hybrid bonds of POSCO ENERGY Co., Ltd .as of December 31, 2018 are as follows:

Hybrid bond 1-4
Maturity date	30 years (The Company has a right to extend the maturity date)

Interest rate	Issue date ~ 2023-08-29 : 5.21%
Reset every 10 years as follows;
· After 10 years : return on government bond (10 years) + 1.55%
· After 10 years : additionally +0.25% according to Step-up clauses
· After 30 years : additionally +0.75%

Interest payments condition	Quarterly (Optional deferral of interest payment is available to the issuer)

Others	The issuer can call the hybrid bond at year 10 and interest payment date afterwards